Document and Entity Information	Nov. 06, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2020
Entity Registrant Name	SPRING BANK PHARMACEUTICALS, INC.
Entity Central Index Key	0001566373
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-37718
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-2386345
Entity Address, Address Line One	35 Parkwood Drive
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Hopkinton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01748
City Area Code	508
Local Phone Number	473-5993
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	SBPH
Security Exchange Name	NASDAQ